[LOGO OMITTED]

BEAR
STEARNS





MONEY MARKET
PORTFOLIO




Semi-Annual Report
February 28, 2002

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


     U.S. gross domestic product declined 1.3% in the third quarter of 2001, as the September 11 tragedy exacerbated an already weak economy. Manufacturing was the most troubled sector last year, with an average monthly index reading of 43.9, a 19-year low. Rising unemployment was also a problem, as almost one million jobs were lost in the wake of September 11. As was the case earlier in 2001, the consumer's appetite to spend remained the one bright spot. To restore economic vitality, the Federal Reserve maintained a year-long policy of monetary ease. In 2001, the Fed reduced the federal funds rate eleven times, lowering the target rate from 6.50% to 1.75%, a forty year low. The Fed's actions were made easier by the continued good news on inflation. For the year, producer prices actually declined 1.8%, while consumer prices rose a mild 1.6%, helped by lower energy costs. Yields on money market securities moved lower in tandem with the Fed's rate cuts. Since the last easing in December 2001 overnight yields have traded near the federal funds rate of 1.75%, while one-year yields rose to 2.3% at year-end and to 2.45% by the end of February. The steepening of the money market yield curve in early 2002 reflected the growing sentiment in the market that an imminent economic recovery would cause rates to move higher in the second half of 2002.

     The decline in short-term taxable money market rates led the RBB Money Market Fund to maintain extended average weighted maturities of 50-60 days for most of the last two quarters. Expectations of redemptions in March, however, led the fund to shorten maturities to 37 days by the end of February. Credit quality also remained a key factor in managing the fund. Certain taxable commercial paper programs were avoided and with narrow yield spreads between commercial paper and government obligations, the fund increased holdings of the latter. On February 28, 2002, assets were $1.169 billion in RBB Money Market.

                  BlackRock Institutional Management Corporation
                  (Please  dial   toll-free   800-430-9618   for
                  questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


                                                    PAR
                                                   (000)              VALUE
                                                  -------          ------------
CERTIFICATES OF DEPOSIT--14.0%
DOMESTIC CERTIFICATES OF DEPOSIT--9.0%
HSBC Bank USA
   1.810% 05/13/02 ...........................    $40,000          $ 40,000,000
Washington Mutual Bank
   1.900% 03/18/02 ...........................     65,000            65,000,000
                                                                   ------------
                                                                    105,000,000
                                                                   ------------
EURODOLLAR CERTIFICATES OF DEPOSIT--1.3%
Credit Agricole Indosuez Yankee
   3.625% 09/06/02 ...........................     15,000            14,999,240
                                                                   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--3.7%
Canadian Imperial Bank of
   Commerce
   4.270% 04/23/02 ...........................     10,000             9,999,993
   4.295% 04/23/02 ...........................     10,000             9,999,859
Royal Bank of Canada
   4.028% 07/15/02 ...........................     13,000            12,999,882
   3.805% 07/26/02 ...........................      6,000             5,999,295
Toronto-Dominion Bank (The)
   4.045% 07/30/02 ...........................      5,000             4,997,884
                                                                   ------------
                                                                     43,996,913
                                                                   ------------
   TOTAL CERTIFICATES
     OF DEPOSIT
     (Cost $163,996,153) .....................                      163,996,153
                                                                   ------------
COMMERCIAL PAPER--46.6%
ASSET BACKED SECURITIES--22.7%
Concord Minutemen Capital Co.
   1.800% 04/19/02 ...........................     24,177            24,117,766
Crown Point Capital Co.
   1.800% 04/18/02 ...........................     13,813            13,779,849
   1.900% 04/19/02 ...........................     43,439            43,326,662
Edison Asset Securitization LLC
   1.680% 03/22/02 ...........................     30,000            29,970,600
Emerald Corp.
   1.850% 05/01/02 ...........................     28,511            28,421,626
Fairway Finance Corp.
   1.820% 03/08/02 ...........................     20,851            20,843,621
Fcar Owner Trust II
   1.790% 03/08/02 ...........................     25,000            24,991,299
Liberty Lighthouse Capital Co.
   1.840% 03/07/02 ...........................    $25,157            25,149,285
Pennine Funding LLC.
   1.800% 03/25/02 ...........................     55,000            54,934,000
                                                                   ------------
                                                                    265,534,708
                                                                   ------------
BANKS--8.7%
AB Spintab
   1.820% 03/07/02 ...........................     50,000            49,984,833
Depfa-Finance N.V.
   1.810% 03/11/02 ...........................     16,500            16,491,704
   1.830% 05/14/02 ...........................     35,000            34,868,342
                                                                   ------------
                                                                    101,344,879
                                                                   ------------


                                                    PAR
                                                   (000)              VALUE
                                                  -------          ------------
ASSET BACKED SECURITIES--(CONTINUED)
FINANCE SERVICES--3.3%
Credit Suisse First Boston
   USA, Inc.
   1.630% 04/15/02 ...........................    $38,580          $ 38,501,393
                                                                   ------------
LIFE INSURANCE--2.1%
ZCM Matched Funding Corp.
   2.000% 03/04/02 ...........................     25,000            24,995,833
                                                                   ------------
PERSONAL CREDIT INSTITUTIONS--4.8%
Countrywide Home Loans, Inc.
   1.870% 03/27/02 ...........................     30,000            29,959,483
   1.870% 03/28/02 ...........................     15,000            14,978,962
   1.900% 04/02/02 ...........................     11,130            11,111,203
                                                                   ------------
                                                                     56,049,648
                                                                   ------------
PHARMACEUTICAL PREPARATIONS--0.8%
American Home Products Corp.
   1.890% 04/05/02 ...........................      9,000             8,983,463
                                                                   ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--4.2%
General Electric Capital Corp.
   2.000% 05/06/02 ...........................     50,000            49,816,667
                                                                   ------------
   TOTAL COMMERCIAL PAPER
     (Cost $545,226,591) .....................                      545,226,591
                                                                   ------------
MUNICIPAL BONDS--7.4%
CALIFORNIA--3.7%
California Housing Finance
   Agency Home Mortgage
   VRDN RB Series 1999
   (Commerzbank LOC)+
   1.850% 03/06/02 ...........................     42,915            42,915,000
                                                                   ------------
FLORIDA--0.1%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank,
   Central FL LOC) Series 1995+
   1.950% 03/06/02 ...........................      1,700             1,700,000
                                                                   ------------
GEORGIA--0.7%
De Kalb County Development
   Authority VRDN (Emory
   University Project)
   Series 1995 B+
   1.900% 03/06/02 ...........................      8,370             8,370,000
                                                                   ------------
INDIANA--0.1%
Bremen IDR Bond VRDN (Universal
   Bearing, Inc. Project) Series
   1996 B (Society National
   Bank, Cleveland LOC)+
   2.100% 03/07/02 ...........................        725               725,000
                                                                   ------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   2.000% 03/06/02 ...........................      4,200             4,200,000
                                                                   ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


                                                    PAR
                                                   (000)              VALUE
                                                  -------          ------------
MUNICIPAL BONDS--7.4%--(CONTINUED)
MISSISSIPPI--0.8%
Mississippi Business Finance Corp.
   IDR RB (Dana Lighting Project)
   Series 1995 (Suntrust Bank, N.A.,
   LOC)+
   1.950% 03/06/02 ...........................    $ 4,100          $  4,100,000
Mississippi Business Finance Corp.
   IDR RB VRDN (Dana Lighting Inc.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   1.950% 03/06/02 ...........................      5,100             5,100,000
                                                                   ------------
                                                                      9,200,000
                                                                   ------------
NORTH CAROLINA--0.4%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   1.850% 03/06/02 ...........................      5,000             5,000,000
                                                                   ------------
TEXAS--1.3%
South Central Texas IDR Corp.
   Taxable RB VRDN (Rhor
   Industries Project) Series
   1990 (NBD Bank N.A. LOC)+
   2.000% 03/06/02 ...........................     14,800            14,800,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $86,910,000) ....................                       86,910,000
                                                                   ------------
VARIABLE RATE OBLIGATIONS--8.2%
BANKS--6.1%
Citigroup Inc.++
   1.810% 03/12/02 ...........................     41,000            41,000,000
First Union National Bank++
   2.120% 03/06/02 ...........................     18,000            18,026,231
Natexis Banque Populares++
   1.800% 03/28/02 ...........................     12,000            11,998,928
                                                                   ------------
                                                                     71,025,159
                                                                   ------------
SECURITY BROKERS & DEALERS--2.1%
Salomon Smith Barney
   Holdings Inc.++
   2.161% 04/01/02 ...........................     25,000            25,036,426
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $96,061,585) ....................                       96,061,585
                                                                   ------------
AGENCY OBLIGATIONS--1.9%
Federal Home Loan Mortgage
   Corporation--0.6%
   1.880% 11/07/02 ...........................      7,000             6,908,246
                                                                   ------------
Federal National Mortgage
   Association--1.3%
   4.210% 03/08/02 ...........................      5,000             4,995,907
   6.750% 08/15/02 ...........................     10,000            10,129,467
                                                                   ------------
                                                                     15,125,374
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $22,033,620) ....................                       22,033,620
                                                                   ------------


                                                    PAR
                                                   (000)              VALUE
                                                  -------          ------------
MEDIUM TERM NOTES--6.8%
General Electric Capital Corp.
   3.815% 07/30/02 ...........................    $10,000          $ 10,000,000
Goldman Sachs Group Inc.
   3.740% 04/30/02 ...........................     24,000            24,000,000
   3.610% 05/31/02 ...........................     19,000            19,000,000
   1.830% 06/17/02 ...........................     19,000            19,000,000
Merrill Lynch & Co. Inc.
   4.300% 04/24/02 ...........................      7,000             7,000,000
                                                                   ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $79,000,000) ....................                       79,000,000
                                                                   ------------
GUARANTEED INVESTMENT CONTRACT--3.4%
LIFE INSURANCE--3.4%
Transamerica Life Insurance &
   Annuity Co.+
   2.221% 03/05/03 ...........................     40,000            40,000,000
                                                                   ------------
     TOTAL GUARANTEED
       INVESTMENT CONTRACT
       (Cost $40,000,000) ....................                       40,000,000
                                                                   ------------
REPURCHASE AGREEMENTS--11.4%
J.P. Morgan Chase Bank (Agreement
   dated 02/28/02 to be repurchased at
   $87,004,519 collateralized by
   $89,610,077 Federal Gold Strip
   Principle due 10/01/27 to 06/01/31.
   Market Value of collateral is
   $87,000,075.)
   1.870% 03/01/02 ...........................     87,000            87,000,000
Morgan Stanley & Co. Inc. (Agreement
    dated 02/28/02 to be repurchased at
    $45,902,423 collateralized by
    $12,841,415 Federal National
    Mortgage Association bonds 7.00% to
    6.00% due 07/01/06 to 02/01/32 and
    Federal Mortgage Association
    Corporation collateralized by
    $33,218,347 at a rate of 2.32% due
    02/15/30. Market Value of
    collateral is $47,441,554.)
    1.900% 03/01/02 ..........................     45,900            45,900,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $132,900,000) ...................                      132,900,000
                                                                   ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)





                                                                      VALUE
                                                                   ------------


TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $1,166,127,949*) ....................                   $1,166,127,949
                                                                 --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ......................                        3,389,560
                                                                 --------------
NET ASSETS--100.0% ...........................                   $1,169,517,509
                                                                 ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   ($1,169,517,509 (DIVIDE) 1,169,450,429) ...                            $1.00
                                                                          =====


 * Also cost for Federal income tax purposes.

 + Variable Rate Demand Note -- The interest rate shown is the rate as of February 28, 2002 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be rediscovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2002 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ....................Industrial Development Revenue
LOC ..................................Letter of Credit
VRDN ........................Variable Rate Demand Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                   (UNAUDITED)


Investment Income
   Interest ........................................          $ 17,475,149
                                                              ------------
Expenses
   Distribution fees ...............................             2,895,545
   Investment advisory fees ........................             2,368,612
   Registration fees ...............................               324,000
   Printing fees ...................................               199,182
   Legal fees ......................................               167,497
   Custodian fees ..................................               102,025
   Transfer agent fees .............................                94,132
   Audit fees ......................................                65,989
   Directors' fees .................................                47,428
   Insurance expense ...............................                13,123
   Miscellaneous ...................................                 8,399
   Service organization fees .......................                 7,288
                                                              ------------
        Total expenses .............................             6,293,220

   Less fees waived ................................              (551,376)
   Less expense reimbursement by advisor ...........              (517,162)
                                                              ------------
        Net expenses ...............................             5,224,682
                                                              ------------
Net investment income ..............................            12,250,467
                                                              ------------
Realized gain on investments .......................                64,203
                                                              ------------
Net increase in net assets resulting from operations          $ 12,314,670
                                                              ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE                  FOR THE
                                                               SIX MONTHS ENDED            YEAR ENDED
                                                               FEBRUARY 28, 2002         AUGUST 31, 2001
                                                               -----------------         ---------------
                                                                  (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................          $   12,250,467           $   59,582,670
  Net gain on investments ............................                  64,203                  105,064
                                                                --------------           --------------
  Net increase in net assets resulting from operations              12,314,670               59,687,734
                                                                --------------           --------------
Distributions to shareholders:
Dividends to shareholders from Net Investment Income:
    Bedford shares ...................................              (6,139,116)             (24,842,700)
    Cash Preservation shares .........................                  (1,776)                 (13,247)
    Bear Stearns shares ..............................                     (63)                      --
    Principal shares .................................              (3,166,897)             (12,476,504)
    Sansom Street shares .............................              (2,942,615)             (12,942,542)
    Select shares ....................................                      --               (9,307,677)
                                                                --------------           --------------

      Total Dividends to shareholders ................             (12,250,467)             (59,582,670)
                                                                --------------           --------------
Net capital share transactions .......................              (6,452,037)            (228,925,598)
                                                                --------------           --------------
Total decrease in net assets .........................              (6,387,834)            (228,820,534)
Net Assets:
  Beginning of period ................................           1,175,905,343            1,404,725,877
                                                                --------------           --------------
  End of period ......................................          $1,169,517,509           $1,175,905,343
                                                                ==============           ==============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                               MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                 FOR THE            FOR THE          FOR THE         FOR THE          FOR THE
                                                SIX MONTHS           YEAR              YEAR            YEAR             YEAR
                                                   ENDED             ENDED             ENDED           ENDED            ENDED
                                            FEBRUARY 28, 2002    AUGUST 31, 2001  AUGUST 31,2000   AUGUST 31, 1999  AUGUST 31, 1998
                                            -----------------    ---------------  --------------   ---------------  ---------------
                                               (UNAUDITED)
Net asset value,
  beginning of year or period ..............     $   1.00           $   1.00          $   1.00         $   1.00         $   1.00
                                                 --------           --------          --------         --------         --------
Income from investment
  operations:
  Net investment income ....................       0.0089             0.0460            0.0512           0.0425           0.0473
                                                 --------           --------          --------         --------         --------
   Total from investment
     operations ............................       0.0089             0.0460            0.0512           0.0425           0.0473
                                                 --------           --------          --------         --------         --------
Less distributions
  Dividends (from net
   investment income) ......................      (0.0089)           (0.0460)          (0.0512)         (0.0425)         (0.0473)
                                                 --------           --------          --------         --------         --------
   Total distributions .....................      (0.0089)           (0.0460)          (0.0512)         (0.0425)         (0.0473)
                                                 --------           --------          --------         --------         --------
Net asset value, end of year or period .....     $   1.00           $   1.00          $   1.00         $   1.00         $   1.00
                                                 ========           ========          ========         ========         ========
Total Return ...............................       .89%(b)             4.70%             5.24%            4.34%            4.84%

Ratios /Supplemental Data
  Net assets, end of year or period (000) ..     $613,286           $676,964          $423,977         $360,123         $762,739
  Ratios of expenses to average
   net assets ..............................   1.00%(c)(d)           1.00%(c)           .97%(c)          .97%(c)          .97%(c)
  Ratios of net investment income
   to average net assets ...................      1.81%(d)             4.46%             5.15%            4.25%              4.73%

(a) Financial Highlights relate solely to the Bedford Class of shares within this portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21% for the six months ended February 28, 2002, 1.19%, 1.05%, 1.08% and 1.10% for the years ended August 31, 2001, 2000, 1999 and 1998, respectively.

(d) Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.97 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of thirteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the Bear Stearns Money Market Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Sansom Street Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

              PORTFOLIO                                                ANNUAL RATE
     ------------------------------                    --------------------------------------------
     Money Market Portfolio                            .45% of first $250 million of net assets;
                                                       .40% of next $250 million of net assets;
                                                       .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2002, advisory fees and waivers for the investment portfolio were as follows:

                                                         GROSS                                   NET
                                                        ADVISORY                               ADVISORY
                                                          FEE               WAIVER               FEE
                                                       -----------         ----------         ----------
     Money Market Portfolio                             $2,368,612         $(473,276)         $1,895,336

     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2002, the expense caps were as follows:

     PORTFOLIO                                         CLASS OF SHARES                        EXPENSE CAP
     ----------                                        -----------------                      -----------
     Money Market Portfolio                            Bedford                                    1.00%
                                                       Cash Preservation                           .95
                                                       Bear Stearns                               1.00
                                                       Sansom Street                               .49
                                                       Principal                                   .77

     Reimbursed expenses for the six months ended February 28, 2002 were $517,162 for the Money Market Portfolio.

     PFPC Trust Co. serves as custodian for the Fund's portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average gross assets:

              PORTFOLIO                                                ANNUAL RATE
     ------------------------------                    --------------------------------------------
     Money Market Portfolio                            .25% of first  $50 million  of  gross assets;
                                                       .02%  of next  $50  million of  gross  assets;
                                                       .015%   of   gross assets  in  excess of $100 million.

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2002, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                GROSS                            NET
                                          TRANSFER AGENCY                  TRANSFER AGENCY
                                                 FEE           WAIVER            FEE
                                          ---------------     ---------    ----------------
Money Market Portfolio
    Bedford Class                              $71,250        $(71,250)             --
    Cash Preservation Class                      2,950          (2,950)             --
    Bear Stearns Class                              --              --              --
    Principal Class                              3,900          (3,900)             --
    Sansom Street Class                         16,032              --         $16,032
                                               -------        --------         -------
         Total Money Market Portfolio          $94,132        $(78,100)        $16,032
                                               =======        ========         =======


     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into a Distribution Contract with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal and Bear Stearns Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 2002, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                DISTRIBUTION
                                                                     FEE
                                                                 -----------
                 Money Market Portfolio
                     Bedford Class                               $2,202,999
                     Cash Preservation Class                            379
                     Bear Stearns Class                                  --
                     Principal Class                                626,239
                     Sansom Street Class                             65,928
                                                                 ----------
                         Total Money Market Portfolio            $2,895,545
                                                                 ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2002, service organization fees were $7,288 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                        MONEY MARKET PORTFOLIO
                                                ------------------------------------
                                                     FOR THE             FOR THE
                                                 SIX MONTHS ENDED       YEAR ENDED
                                                FEBRUARY 28, 2002    AUGUST 31, 2001
                                                -----------------    ---------------
                                                    (UNAUDITED)
                                                       VALUE              VALUE
                                                 ---------------     ---------------
     Shares sold:
         Bedford Class                           $   481,665,639     $   977,375,528
         Cash Preservation Class                          79,595             239,568
         Bear Stearns Class**                             86,324                  --
         Principal Class                             322,682,458         574,335,866
         Sansom Street Class                         871,323,599       1,562,347,829
         Select Class*                                        --         947,199,090
                                                 ---------------     ---------------
            Total  Shares  Sold                    1,675,837,615       4,061,497,881
     Shares  issued  on
       reinvestment of dividends:
         Bedford Class                                 6,562,494          25,009,271
         Cash Preservation Class                           1,897              13,843
         Bear Stearns Class**                                 50                  --
         Principal Class                               3,354,321          12,586,542
         Sansom Street Class                             179,751             725,168
                                                 ---------------     ---------------
            Total Shares Reinvested                   10,098,513          38,334,824
     Shares repurchased:
         Bedford Class                              (551,903,774)       (780,367,053)
         Cash Preservation Class                        (124,325)           (471,279)
         Bear Stearns Class**                            (24,840)                 --
         Principal Class                            (325,439,971)       (507,329,527)
         Sansom Street Class                        (814,895,255)     (1,688,185,685)
         Select Class*                                        --      (1,352,404,759)
                                                 ---------------     ---------------
            Total Shares Repurchased              (1,692,388,165)     (4,328,758,303)
                                                 ---------------     ---------------
     Net increase (decrease)                     $    (6,452,037)    $  (228,925,598)
                                                 ===============     ===============
     Bedford Shares authorized                     1,500,000,000       1,500,000,000
                                                 ===============     ===============

* The Select Class of shares was liquidated on January 31, 2001. ** The Bear Stearns Class began operations on November 28, 2001.

NOTE 4. NET ASSETS

     At February 28, 2002, net assets consisted of the following:



                                                              MONEY MARKET
                                                                PORTFOLIO
                                                             --------------
Paid-in capital                                              $1,169,450,429
Accumulated net realized gain/(loss) on investments                  67,080
                                                             --------------
   Total net assets                                          $1,169,517,509
                                                             ==============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Sansom Street, Principal and Bear Stearns. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class and the Bear Stearns classes are not represented in this report due to their immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE SANSOM STREET FAMILY (a)

                                                                            MONEY MARKET PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                           FOR THE             FOR THE              FOR THE          FOR THE           FOR THE
                                           SIX MONTHS            YEAR                 YEAR             YEAR              YEAR
                                              ENDED              ENDED                ENDED            ENDED             ENDED
                                        FEBRUARY 28, 2002   AUGUST  31, 2001    AUGUST 31, 2000    AUGUST 31, 1999   AUGUST 31, 1998
                                        -----------------   ----------------    ---------------    ---------------   ---------------
                                           (UNAUDITED)
Net asset value, beginning of period .....  $   1.00           $   1.00            $   1.00            $   1.00         $   1.00
                                            --------           --------            --------            --------         --------
Income from investment operations:
   Net investment income .................    0.0115             0.0511              0.0560              0.0473           0.0520
                                            --------           --------            --------            --------         --------
     Total net income from investment
       operations ........................    0.0115             0.0511              0.0560              0.0473           0.0520
                                            --------           --------            --------            --------         --------
Less distributions
   Dividends (from net investment income)    (0.0115)           (0.0511)            (0.0560)            (0.0473)         (0.0520)
                                            --------           --------            --------            --------         --------
     Total distributions .................   (0.0115)           (0.0511)            (0.0560)            (0.0473)         (0.0520)
                                            --------           --------            --------            --------         --------
Net asset value, end of period ...........  $   1.00           $   1.00            $   1.00            $   1.00         $   1.00
                                            ========           ========            ========            ========         ========
Total Return .............................   1.15%(b)             5.23%               5.75%               4.83%            5.34%
Ratios /Supplemental Data
   Net assets, end of period (000) .......  $258,268           $201,632            $326,745            $841,887         $684,066
   Ratios of expenses to average
     net assets .......................... .49%(c)(d)            .49%(c)             .49%(c)             .49%(c)          .49%(c)
   Ratios of net investment income to
     average net assets ..................   2.30%(d)             5.23%               5.42%               4.73%            5.20%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .56% for the six months ended February 28, 2002, .61%, .61%, .62% and .62% for the years ended August 31, 2001, 2000, 1999 and 1998, respectively.

(d) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (a)

                                                                                   MONEY MARKET PORTFOLIO
                                                    --------------------------------------------------------------------------------
                                                        FOR THE             FOR THE               FOR THE
                                                      SIX MONTHS              YEAR                  YEAR           FOR THE PERIOD
                                                         ENDED                ENDED                 ENDED          JUNE 1, 1999 TO
                                                    FEBRUARY 28, 2002     AUGUST 31, 2001      AUGUST 31, 2000    AUGUST 31, 1999(b)
                                                    -----------------     ---------------      ---------------    ------------------
                                                       (UNAUDITED)
Net asset value, beginning of year or period .......     $   1.00             $   1.00             $   1.00             $   1.00
                                                         --------             --------             --------             --------
Income from investment operations:
   Net investment income ...........................       0.0010               0.0483               0.0532               0.0110
                                                         --------             --------             --------             --------
     Total net income from investment operations ...       0.0010               0.0483               0.0532               0.0110
                                                         --------             --------             --------             --------
Less distributions
   Dividends (from net investment income) ..........      (0.0010)             (0.0483)             (0.0532)             (0.0110)
                                                         --------             --------             --------             --------
     Total distributions ...........................      (0.0010)             (0.0483)             (0.0532)             (0.0110)
                                                         --------             --------             --------             --------
Net asset value, end of year or period .............     $   1.00             $   1.00             $   1.00             $   1.00
                                                         ========             ========             ========             ========
Total Return .......................................       .84%(e)               4.94%                5.46%              1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .................     $297,725             $297,115             $217,520             $218,530
   Ratios of expenses to average net assets ........    .77%(c)(d)              .77%(c)              .77%(c)           .77%(c)(d)
   Ratios of net investment income to
     average net assets ............................      2.02%(d)               4.71%                5.32%              4.36%(d)

(a) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .94% for the six months ended February 28, 2002, .88%, .85% and .85% for the periods ended August 31, 2001, 2000 and 1999, respectively.

(d) Annualized.

(e) Non-Annualized.

  The
Bear Stearns
  Funds

575 LEXINGTON AVENUE
NEW YORK, NY 10167
1.800.766.4111


MONEY MARKET PORTFOLIO


INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809


ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Dr.
King of Prussia, PA 19046


CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996





The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.